Income taxes - Change in net deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Balance at beginning of period	$ 79,222	$ 32,191	$ 15,038
Recognized in profit or loss	17,685	49,075	11,385
Recognized in equity	381	(1,960)	5,494
Effects of change in foreign exchange rate	(77)	(84)	274
Balance at end of period	97,211	79,222	32,191
Deferred tax liabilities
Balance at beginning of period	(8,406)	(6,438)	(1,487)
Recognized in profit or loss	3,430	(2,180)	(5,082)
Effects of change in foreign exchange rate	(179)	212	131
Balance at end of period	$ (5,155)	$ (8,406)	$ (6,438)